Income Taxes (Details) - Schedule of Group’s Actual Provision for Income Taxes and the Provision - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Schedule of Group’s Actual Provision for Income Taxes and the Provision [Abstract]
(Loss)/Profit before income tax expenses	$ (716,678)	$ 1,452,333	$ 853,206
Computed income tax (benefit)/expense with statutory tax rate	(263,930)	538,344	316,262
Effect of preferential tax rate	(22,301)	(29,148)	(20,586)
Impact of different tax rates in other jurisdictions	(425)	(303,869)	(244,878)
Non-deductible expenses	316	1,372
Utilized tax loss	(49,313)
Changes in valuation allowance	271,703	179,259	50,742
Income tax (benefit)/expenses	$ (63,950)	$ 385,958	$ 101,540